Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 5.4%
465,471	Schwab U.S. TIPS ETF	$ 26,769,237	3.9
144,919	Vanguard Real Estate ETF	10,122,592	1.5

	Total Exchange-Traded Funds
	(Cost $37,449,270)	36,891,829	5.4

MUTUAL FUNDS: 93.9%
	Affiliated Investment Companies: 93.9%
2,614,797	Voya Floating Rate Fund - Class I	20,918,372	3.1
2,349,952	Voya Global Bond Fund - Class R6	20,961,571	3.1
743,424	Voya High Yield Bond Fund - Class R6	5,218,839	0.8
7,451,434	Voya Intermediate Bond Fund - Class R6	75,333,996	11.1
3,435,172	Voya Large Cap Value Fund - Class R6	31,775,340	4.7
846,310	Voya Large-Cap Growth Fund - Class R6	34,986,441	5.1
717,960	Voya MidCap Opportunities Portfolio - Class I	8,278,083	1.2
2,409,472	Voya Multi-Manager Emerging Markets Equity Fund - Class I	22,817,699	3.3
2,983,167	Voya Multi-Manager International Equity Fund - Class I	26,401,026	3.9
8,953,564	Voya Multi-Manager International Factors Fund - Class I	66,435,448	9.8
1,252,679	Voya Multi-Manager Mid Cap Value Fund - Class I	8,205,047	1.2
1,819,981	Voya Short Term Bond Fund - Class R6	17,380,819	2.5
1,144,968	Voya Small Company Portfolio - Class I	13,247,280	1.9
3,098,869	Voya Strategic Income Opportunities Fund - Class R6	28,292,676	4.1
1,225,706	Voya U.S. Bond Index Portfolio - Class I	13,715,648	2.0
3,416,538	Voya U.S. High Dividend Low Volatility Fund - Class R6	33,345,411	4.9
5,113,519	Voya U.S. Stock Index Portfolio - Class I	69,799,535	10.3
3,900,254	VY® BrandywineGLOBAL - Bond Portfolio - Class I	41,537,706	6.1
2,594,975	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	67,209,846	9.9
477,215	VY® T. Rowe Price Growth Equity Portfolio - Class I	33,071,006	4.9

	Total Mutual Funds
	(Cost $729,429,821)	638,931,789	93.9

	Total Investments in Securities (Cost $766,879,091)	$ 675,823,618	99.3
	Assets in Excess of Other Liabilities	4,614,979	0.7
	Net Assets	$ 680,438,597	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$ 36,891,829	$ –	$ –	$ 36,891,829
Mutual Funds	638,931,789	–	–	638,931,789
Total Investments, at fair value	$ 675,823,618	$ –	$ –	$ 675,823,618
Other Financial Instruments+
Futures	2,892,823	–	–	2,892,823
Total Assets	$ 678,716,441	$ –	$ –	$ 678,716,441
Liabilities Table
Other Financial Instruments+
Futures	$ (1,827,918)	$ –	$ –	$ (1,827,918)
Total Liabilities	$ (1,827,918)	$ –	$ –	$ (1,827,918)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 3/31/2020	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$ 24,961,467	$ 1,646,750	$ (1,212,141)	$ (4,477,704)	$ 20,918,372	$ 278,305	$ (119,536)	$ -
Voya Global Bond Fund - Class R6	24,717,402	415,132	(3,287,286)	(883,677)	20,961,571	277,153	52,747	-
Voya High Yield Bond Fund - Class R6	-	4,921,295	(26,466)	324,010	5,218,839	9,345	(362)	-
Voya Intermediate Bond Fund - Class R6	87,587,859	1,446,944	(11,493,055)	(2,207,752)	75,333,996	773,317	338,262	-
Voya Large Cap Value Fund - Class R6	39,800,180	4,664,167	(2,358,482)	(10,330,525)	31,775,340	-	(431,103)	-
Voya Large-Cap Growth Fund - Class R6	44,127,237	241,123	(3,566,958)	(5,814,961)	34,986,441	-	(249,623)	-
Voya MidCap Opportunities Portfolio - Class I	10,334,739	215,780	(513,034)	(1,759,402)	8,278,083	-	38,623	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,986,325	2,183,582	(1,640,530)	(7,711,678)	22,817,699	-	(220,357)	-
Voya Multi-Manager International Equity Fund - Class I	33,875,015	2,407,171	(1,087,310)	(8,793,850)	26,401,026	-	19,134	-
Voya Multi-Manager International Factors Fund - Class I	83,768,632	6,071,778	(3,726,006)	(19,678,956)	66,435,448	-	(184,977)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	10,390,458	1,864,714	(688,795)	(3,361,330)	8,205,047	-	(181,590)	-
Voya Short Term Bond Fund - Class R6	26,592,442	295,606	(8,942,421)	(564,808)	17,380,819	148,926	(303,640)	-
Voya Small Company Portfolio - Class I	16,687,907	3,040,173	(1,453,714)	(5,027,086)	13,247,280	-	(440,173)	-
Voya Strategic Income Opportunities Fund - Class R6	32,916,523	1,843,434	(3,006,670)	(3,460,611)	28,292,676	302,682	(30,421)	-
Voya U.S. Bond Index Portfolio - Class I	16,308,033	197,087	(2,919,042)	129,570	13,715,648	104,951	291,564	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	41,617,611	3,688,519	(2,629,044)	(9,331,675)	33,345,411	-	8,422	-
Voya U.S. Stock Index Portfolio - Class I	88,356,621	4,505,341	(5,763,941)	(17,298,486)	69,799,535	-	189,905	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	48,938,331	275,569	(7,976,506)	300,312	41,537,706	-	220,729	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	83,204,754	459,282	(6,967,033)	(9,487,157)	67,209,846	-	(142,174)	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	41,790,517	229,641	(3,796,081)	(5,153,071)	33,071,006	-	(906,029)	-
	$785,962,053	$40,613,088	$(73,054,515)	$(114,588,837)	$638,931,789	$1,894,679	$(2,050,599)	$ -

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2020, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	116	06/19/20	$ 6,656,080	$ 843,475
S&P 500® E-Mini	104	06/19/20	13,362,440	845,667
U.S. Treasury Ultra Long Bond	61	06/19/20	13,534,375	1,203,681
			$ 33,552,895	$ 2,892,823
Short Contracts:
Mini MSCI EAFE Index	(170)	06/19/20	(13,254,050)	(1,089,385)
U.S. Treasury 10-Year Note	(147)	06/19/20	(20,387,063)	(738,533)
			$ (33,641,113)	$ (1,827,918)

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $781,139,915.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$ 7,969,016
Gross Unrealized Depreciation	(112,220,408)
Net Unrealized Depreciation	$ (104,251,392)